Derivative Financial Instruments and Hedge Accounting(Table)	12 Months Ended
Dec. 31, 2017
Disclosure Of Hedge Accounting Abstract [Abstract]
Schedule Of Detailed Information About Hedges Of Net Investment In Foreign Operations Table Text Block [Text Block]

Details of derivative financial instruments held for trading as of December 31, 2016 and 2017, are as follows:

	2016
	Notional amount		Assets		Liabilities
	(In millions of Korean won)
Interest rate
Futures[1]	￦	4,352,216	￦	130	￦	620
Swaps		138,697,962		695,474		676,887
Options		6,376,707		48,323		161,747

Sub-total		149,426,885		743,927		839,254

Currency
Forwards		58,662,586		1,343,953		1,206,539
Futures[1]		482,323		1,210		—
Swaps		30,929,704		756,936		919,549
Options		487,937		4,955		4,557

Sub-total		90,562,550		2,107,054		2,130,645

Stock and index
Futures[1]		823,202		9,438		170
Swaps		6,276,026		105,437		175,679
Options		10,641,997		259,896		511,218

Sub-total		17,741,225		374,771		687,067

Credit
Swaps		5,219,740		55,207		49,653

Sub-total		5,219,740		55,207		49,653

Commodity
Futures[1]		320		—		7
Swaps		12,240		766		4,765
Options		2,168		20		—

Sub-total		14,728		786		4,772

Other		1,145,195		16,583		6,428

Total	￦	264,110,323	￦	3,298,328	￦	3,717,819

	2017
	Notional amount		Assets		Liabilities
	(In millions of Korean won)
Interest rate
Futures[1]	￦	4,770,568	￦	4,952	￦	528
Swaps		190,186,189		434,316		399,674
Options		13,560,861		137,958		234,474

Sub-total		208,517,618		577,226		634,676

Currency
Forwards		64,308,472		1,261,491		1,233,633
Futures[1]		622,711		52		1,163
Swaps		29,769,290		847,506		759,757
Options		695,617		4,099		6,994

Sub-total		95,396,090		2,113,148		2,001,547

Stock and index
Futures[1]		1,013,846		3,599		1,132
Swaps		5,623,391		112,929		96,894
Options		6,408,019		116,215		274,544

Sub-total		13,045,256		232,743		372,570

Credit
Swaps		5,799,606		42,000		36,963

Sub-total		5,799,606		42,000		36,963

Commodity
Futures[1]		4,791		112		19
Swaps		67,008		4,221		118
Options		245		1		—

Sub-total		72,044		4,334		137

Other		1,955,581		28,591		8,721

Total	￦	324,786,195	￦	2,998,042	￦	3,054,614

[1]	Gain or loss arising from futures daily settlement is reflected in the margin accounts.

Fair Value Hedge

Details of derivative instruments designated as fair value hedge as of December 31, 2016 and 2017, are as follows:

	2016
	Notional amount		Assets		Liabilities
	(In millions of Korean won)
Interest rate
Swaps	￦	3,130,646	￦	48,424	￦	63,634
Currency
Forwards		433,831		1,912		17,454
Other		140,000		1,463		186

Total	￦	3,704,477	￦	51,799	￦	81,274

	2017
	Notional amount		Assets		Liabilities
	(In millions of Korean won)
Interest rate
Swaps	￦	2,919,935	￦	47,856	￦	49,962
Currency
Forwards		2,818,527		108,144		872
Other		50,000		775		70

Total	￦	5,788,462	￦	156,775	￦	50,904

Cash Flow Hedge

Details of derivative instruments designated as cash flow hedge as of December 31, 2016 and 2017, are as follows:

	2016
	Notional amount		Assets		Liabilities
	(In millions of Korean won)
Interest rate
Swaps	￦	1,078,000	￦	907	￦	8,035
Currency
Swaps		362,550		29,888		—

Total	￦	1,440,550	￦	30,795	￦	8,035

	2017
	Notional amount		Assets		Liabilities
	(In millions of Korean won)
Interest rate
Swaps	￦	2,393,491	￦	15,796	￦	3,905
Currency
Swaps		2,396,957		117,597		33,342

Total	￦	4,790,448	￦	133,393	￦	37,247

Hedge on Net Investments in Foreign Operations

Details of derivative instruments designated as foreign operations net investments hedge as of December 31, 2016 and 2017, are as follows:

	2016
	Notional amount		Assets		Liabilities
	(In millions of Korean won)
Currency
Forwards	￦	12,502	￦	1,013	￦	—

	2017
	Notional amount		Assets		Liabilities
	(In millions of Korean won)
Currency
Forwards	￦	484,033	￦	21,956	￦	—

Schedule Of Information About Amounts That Affected Statement Of Comprehensive Income As Result Of Hedges Of Net Investment In Foreign Operations Table Text Block [Text Block]

Gains and losses from fair value hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Gains(losses) on hedging instruments	￦	(47,491)	￦	(88,999)	￦	93,112
Gains(losses) on the hedged items attributable to the hedged risk		48,265		91,167		(56,461)

Total	￦	774	￦	2,168	￦	36,651

Gains and losses from hedging instruments and hedged items attributable to the hedged risk for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Gains(losses) on hedging instruments	￦	24,047	￦	16,759	￦	(112,513)
Effective gains(losses) from cash flow hedging instruments		23,368		16,238		(100,949)

Ineffective gains(losses) from cash flow hedging instruments	￦	679	￦	521	￦	(11,564)

Amounts recognized in other comprehensive income and reclassified from equity to profit or loss for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Amount recognized in other comprehensive income	￦	23,368	￦	16,238	￦	(100,949)
Amount reclassified from equity to profit or loss		(22,118)		(10,447)		126,239
Tax effect		(525)		(1,488)		(4,331)

Total	￦	725	￦	4,303	￦	20,959

Gain or loss from hedging instruments in hedge of net investments in foreign operations and hedged items attributable to the hedged risk for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Effective portion of gain(loss) on hedges of net investments in foreign operations	￦	(33,611)	￦	(9,360)	￦	34,800
Ineffective portion of gain on hedges of net investments in foreign operations		—		—		1,129

Gains(losses) on hedging instruments	￦	(33,611)	￦	(9,360)	￦	35,929

The effective portion of gain (loss) on hedging instruments recognized in other comprehensive income for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Amount recognized in other comprehensive income	￦	(33,611)	￦	(9,360)	￦	34,800
Tax effect		8,134		2,265		(8,186)

Amount recognized in other comprehensive income, net of tax	￦	(25,477)	￦	(7,095)	￦	26,614

Schedule Of Fair Value Of Non Derivative Financial Instruments Designated As Hedging Instruments Table Text Block [Text Block]

The fair value of non-derivative financial instruments designated as hedging instruments is as follows:

	2016		2017
	(In millions of Korean won)
Deposits in foreign currencies	￦	—	￦	32,051

The fair value of non-derivative financial instruments designated as hedging instruments is as follows:

	2016		2017
	(In millions of Korean won)
Financial debentures in foreign currencies	￦	199,478	￦	99,994